Allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 67,153	$ 0
Current period provision for expected credit losses	16,954	33,999
Write-offs charged against the allowance	0	0
Allowance for credit losses at end of period	84,107	64,263
Cumulative effect due to adoption of new accounting standard
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 0	$ 30,264